Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Intangible Assets [Line Items]
Subtotal	$ 15,891,391	$ 5,926,300
Less: Accumulated amortization	4,640,071	2,430,316
Total	11,251,320	3,495,984
Software registration or using right [Member]
Schedule of Intangible Assets [Line Items]
Subtotal	3,624,678	1,963,705
Patents [Member]
Schedule of Intangible Assets [Line Items]
Subtotal	12,161,809	3,862,786
Software and technology development costs [Member]
Schedule of Intangible Assets [Line Items]
Subtotal	88,594	84,291
Value-added telecommunications business license [Member]
Schedule of Intangible Assets [Line Items]
Subtotal	$ 16,310	$ 15,518